Accrued Liabilities	12 Months Ended
Oct. 31, 2020
Accrued Liabilities

9.	Accrued Liabilities

The following table summarizes the liability payable to creditors who agreed to defer settlement for longer than one year from October 31, 2020 and 2019:

	CEO	Trade vendors	Total
Balance at November 1, 2018	$-	$-	$-
Amount deferred	180,799	-	180,799
Balance at October 31, 2019	$180,799	$-	$180,799
Amounts deferred	105,514	180,741	286,255
Amounts settled	-	(77,238)	(77,238)
Balance at October 31, 2020	$286,313	$103,503	$389,816